Consolidated statements of cash flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 24,081	$ (22,592)	$ (37,218)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Gain from sale of discontinued operations		(847)	(3,064)
Gain from sale of film assets	(719)	(682)	(101)
Depreciation and amortization	123,374	133,040	145,172
Accretion on company obligated mandatorily redeemable preferred interest	2,098	2,080	2,132
Provision for allowance for doubtful accounts	183	1,303	75
Impairment of film assets			176
Loss on sale of property and equipment	2
Debt issuance costs	1,049
Income tax expense	8,810
Stock-based compensation	324	(516)	(89)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(9,050)	(3,610)	1,944
Additions to program license fees	(69,460)	(92,542)	(210,123)
Additions to subscriber acquisition fees	(1,354)	(1,000)	(2,693)
(Increase) decrease in prepaid and other assets	(2,858)	11,582	2,354
Increase (decrease) in accounts payable, accrued and other liabilities	13,582	(3,355)	(18,506)
Increase in interest payable	33,909	72,998	91,296
Decrease in amounts payable under tax sharing agreement	(12,890)		0
Increase in payables to Hallmark Cards affiliates	302	420	1,533
Increase in license fees payable to Hallmark Cards affiliates	1,320	538	9,321
Increase (decrease) in license fees payables to non-affiliates	(45,592)	(59,251)	65,869
Net cash provided by operating activities	67,111	37,566	48,078
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,086)	(507)	(1,868)
Purchases of film asset			35
Payments to buyer of international business	(961)	(936)	(3,604)
Net cash used in investing activities	(2,047)	(1,443)	(5,437)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under the credit facility		18,062	30,543
Principal payments on the credit facility	(1,000)	(45,633)	(71,478)
Payments on notes payable to HCC	(14,445)		(228)
Redemption of company obligated mandatorily redeemable preferred interest	(25,000)
Payments of transaction costs under the troubled debt restructuring	(3,596)
Principal payments on capital lease obligations	(914)	(810)	(738)
Net cash used in financing activities	(44,955)	(28,381)	(41,901)
Net increase in cash and cash equivalents	20,109	7,742	740
Cash and cash equivalents, beginning of year	10,456	2,714	1,974
Cash and cash equivalents, end of year	30,565	10,456	2,714
Supplemental disclosure of cash and non-cash activities:
Interest paid	17,005	22,537	4,800
Tax sharing payment from Hallmark Cards applied to note payable to HCC			21,280
Reduction of additional paid-in capital for obligation under tax sharing agreement	4,838	8,505
Reclassification of redeemable common stock to common stock and paid-in capital			32,765
Interest payable converted to principal on notes payable to HCC			47,490
Asset acquired through capital lease obligation	248
Non-cash activities related to the disposal of film asset:
Accounts receivable			74
Program license fee-non-affiliate			1,110
Film asset, net			1,507
Accrued liabilities			573
Non-cash activities related to the troubled debt restructuring:
Elimination of deferred debt issuance costs related to old notes payable to HCC	475
Satisfaction of payable to Hallmark Cards' affiliates	(23,798)
Issuance of new notes payable to HCC	432,140
Satisfaction of old notes payable to HCC	(340,697)
Satisfaction of senior secured note payable to HCC, including accrued interest	(797,423)
Issuance of redeemable preferred stock	185,000
Issuance of common stock	2,549
Additional paid-in capital from issuance of redeemable preferred and common stock	$ 541,754